ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTIES (Details Narrative) - Notable Labs Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
General and administrative expense	$ 1,150	$ 1,037	$ 7,005	$ 4,086
Consulting Services [Member]
General and administrative expense	$ 91,250	$ 60,834	$ 273,750	$ 248,601